Fair Value Measurement - Assets and liabilities measured at fair value on a nonrecurring basis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Equity securities without readily determinable fair value	¥ 51,200	¥ 44,600
Impairment charges for the equity investment	0	0	¥ 20,900
Impairment loss on goodwill	¥ 0	¥ 0	¥ 0